Assets Contributed (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended
	Jan. 16, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed			$ 2,492,306	$ 2,492,306
Liabilities assumed			(2,317,469)	(2,317,469)
Net assets contributed	174,837	174,837		174,837
Security deposits [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Liabilities assumed		(3,528)		(3,528)
Mortgage notes payable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Liabilities assumed		(2,313,941)		(2,313,941)
Cash [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed		13,730		13,730
Cash - escrow [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed		6,023		6,023
Accounts receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed		15,050		15,050
Related Party note receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed		10,000		10,000
Real property, net [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed		2,447,503		2,447,503
Deferred tax asset [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed		458,324		458,327
Valuation allowance on deferred tax asset [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed		$ (458,324)		$ (458,327)